ZACKS TRUST

January 31, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Zacks Trust – Zacks Earnings Consistent Portfolio ETF

           Post Effective Amendment No. 1 to the Registration Statement on Form N-1A

(File No. 333-232634, CIK No. 0001760588)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Zacks Trust (the “Trust”), on behalf of Zacks Earnings Consistent Portfolio ET pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on January 27, 2023 (SEC Accession No. 0001580642-23-000474).

Questions related to this filing should be directed to Tanya Boyle of Greenberg Traurig, LLP at (678) 553-2432 or to Eric Kane at (631) 470-2688.

Very truly yours,

/s/ Eric Kane Eric Kane

Secretary

cc: Tanya Boyle, Esq.